Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
Fair Value Measurements

FASB ASC 820 (formerly known as SFAS No. 157) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework, creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. Under FASB ASC 825 (formerly known as SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities,") entities are permitted to choose to measure many financial instruments and certain other items at fair value. We did not elect the fair value measurement option under FASB ASC 825 for any of our financial assets or liabilities.

We currently have one financial instrument that must be measured under the new fair value standard.  This financial Liability is a derivative liability.   Our financial assets and liabilities are to be measured using inputs from the three levels of the fair value hierarchy, which are as follows:

·	Level 1 - inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date;

·	Level 2 - inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

·	Level 3 - unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing assets or liabilities based on the best information available.

The amounts of the Company’s financial instruments, including cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of their short-term maturities. The carrying values of the Company’s convertible debt and long-term debt approximate fair value since the interest rates are at terms currently available to the Company.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

In accordance with the fair value hierarchy described above, the following table shows the fair value of our financial liabilities that are required to be measured at fair value on a recurring basis at September 25, 2011.

Description	Classification	Value at September 25, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivatives	Non current liabilities	$450	-	-	$450

Total liabilities		$450	$-	$-	$450

In accordance with the fair value hierarchy described above, the following table shows the fair value of our financial liabilities that are required to be measured at fair value on a recurring basis at December 25, 2010.

Description	Classification	Value at December 25, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivatives	Non current liabilities	$225	-	-	$225

Total liabilities		$225	$-	$-	$225

The following table summarizes the changes in fair value of our Level 3 assets and liabilities:

Fair Value Measurements of Liabilities Using Level 3 Inputs
Derivative liabilities

Beginning balance at year-end 2011	$225

Total (Gains) Losses (realized or unrealized)

Included in earnings	225
Included in other comprehensive income	-
Transfers in or out of Level 3	-
Purchases, sales, issuances and settlements	-

Ending balance at September 25, 2011	$450

Gains (losses) for the 2011 nine months ended included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date	$(225)

The valuation of the embedded derivatives was valued primarily by using a binomial model, utilizing the Company’s stock price at the point of valuation.

FASB ASC 820 (formerly known as SFAS No. 157) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework, creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. Under FASB ASC 825 (formerly known as SFAS No. 159), "The Fair Value Option for Financial Assets and Financial Liabilities," entities are permitted to choose to measure many financial instruments and certain other items at fair value. We did not elect the fair value measurement option under FASB ASC 825 for any of our financial assets or liabilities.

We currently have one financial instrument that must be measured under the new fair value standard.  This financial liability is a derivative liability.  Our financial assets and liabilities are to be measured using inputs from the three levels of the fair value hierarchy, which are as follows:

·	Level 1 - inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date;

·	Level 2 - inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

·	Level 3 - unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing assets or liabilities based on the best information available.

The amounts of the Company’s financial instruments, including cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of their short-term maturities. The carrying values of the Company’s convertible debt and long-term debt approximate fair value since the interest rates are at terms currently available to the Company.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

In accordance with the fair value hierarchy described above, the following table shows the fair value of our financial liabilities that are required to be measured at fair value on a recurring basis at December 26, 2010.

Description	Classification	Value at December 26, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivatives	Non current liabilities	$225	-	-	$225

Total liabilities		$225	$-	$-	$225

In accordance with the fair value hierarchy described above, the following table shows the fair value of our financial liabilities that are required to be measured at fair value on a recurring basis at December 27, 2009.

Description	Classification	Value at December 27, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivatives	Non current liabilities	$16	-	-	$16

Total liabilities		$16	$-	$-	$16

The following table summarizes the changes in fair value of our Level 3 assets and liabilities:

Fair Value Measurements of Liabilities Using Level 3 Inputs
Derivative liabilities

Beginning balance at year-end 2010	$16

Total (Gains) Losses (realized or unrealized)
Included in earnings	209

Ending balance at December 26, 2010	$225

Gains (losses) for the 2010 year end included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date	(209)

Fair Value Measurements of Liabilities Using Level 3 Inputs
Derivative liabilities

Beginning balance at year-end 2009	$22

Total (Gains) Losses (realized or unrealized)
Included in earnings	(6)

Ending balance at December 27, 2009	$16

Gains (losses) for the 2009 year end included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date	6

The valuation of the embedded derivatives was valued primarily by using a binomial model, utilizing the Company’s stock price at the point of valuation.